File Nos. 33-51626
811-07148

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 31 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	[ 32 ]

(Check appropriate box or boxes)

SCHWARTZ INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

3707 West Maple Road, Suite 100
Bloomfield Hills, Michigan 48301
(Address of Principle Executive Offices)

Registrant's Telephone Number, including Area Code:  (248) 644-8500

George P. Schwartz
Schwartz Investment Counsel, Inc.
3707 West Maple Road, Suite 100
Bloomfield Hills, Michigan 48301
(Name and Address of Agent for Service)

Copies to:
David M. Leahy, Esq.
Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 30 filed April 30, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomfield Hills and State of Michigan on the 10th day of May, 2013.

SCHWARTZ INVESTMENT TRUST

By:	/s/ George P. Schwartz
George P. Schwartz, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ George P. Schwartz	President and Trustee	May 10, 2013
George P. Schwartz	(Chief Executive Officer)

/s/ Timothy S. Schwartz	Treasurer	May 10, 2013
Timothy S. Schwartz	(Chief Financial Officer
and Principal Accounting Officer)

	Trustee	/s/ George P. Schwartz
Donald J. Dawson, Jr.*		George P. Schwartz
Attorney-in-fact*
May 10, 2013
Trustee
John E. Barnds*

Trustee
Joseph M. Grace*

Trustee
Louis C. Bosco, Jr.*

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase